Submission	Oct. 29, 2026
Submission [Line Items]
Central Index Key	0001447247
Registrant Name	Partners Group Private Equity Fund, LLC
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A